Significant accounting policies	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Significant accounting policies	General accounting policies
The accounting policies are presented in each of the notes along the financial statements. General accounting policies, not related to subjects treated in specific notes, are presented as follows.
2.1.    Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a historical cost basis, except for some Short and Long-term investments, Accounts receivable from card issuers, certain loans presented under Trade accounts receivable, Derivative financial instruments, Other liabilities related to contingent consideration and, upon initial recognition, Provision for contingencies of entities acquired on business combinations. The consolidated financial statements are presented in Brazilian reais (“R$”), and all values are rounded to the nearest thousand (R$ 000), except when otherwise indicated.
2.2.    Foreign currency translation
2.2.1.    Financial statements in foreign currencies
The Group’s consolidated financial statements are presented in Brazilian reais (“R$”), which is the Company’s functional currency.
For each entity, the Group determines its functional currency. Items included in the financial statements of each entity are measured using that functional currency. The functional currency for the Company’s subsidiaries is also the Brazilian real, except for the Napse Group.
The functional currencies of the different entities of the Napse Group are the U.S. dollar, Argentinian peso, Chilean peso, Mexican peso, Nuevo Sol and Uruguayan peso.
The financial statements of entities with a functional currency different than the Brazilian real, have their financial statements translated into Brazilian reais using (i) the exchange rates at the reporting date for assets and liabilities, (ii) average monthly exchange rates for profit or loss, and (iii) the exchange rate at the transaction date for equity transactions. Exchange gains and losses arising from translating are recorded in OCI.
2.2.2.    Transactions in foreign currencies
Transactions in foreign currencies are initially recorded by the Group’s entities in their functional currency at the spot rate at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated into each functional currency using the exchange rates prevailing at the reporting date. Exchange gains and losses arising from the settlement of transactions and from the translation of monetary assets and liabilities denominated in foreign currency are recognized in the statement of profit or loss. These mostly arise from transactions carried out by clients with credit and debit cards issued by foreign card issuers and from the translation of the Group’s financial instruments denominated in foreign currencies.
2.3.    Leases
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. In the event that fulfillment of the arrangement is dependent on the use of specific assets or the arrangement transfers a right to use the asset, such arrangements are defined as leases.
2.3.1.    Group as lessee
The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets for which the Group opts for recognition exemption. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.
2.3.1.1.    Right-of-use assets
The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. The estimated useful lives for the right-of-use assets are as follows:

Estimated useful lives (years)

Offices	1-10
Vehicles	1-3
Equipment	1-10
Software	1-3
If ownership of the leased asset is transferred to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The right-of-use assets are also subject to impairment.
2.3.1.2.    Lease liabilities
At the commencement date of the lease, the Group recognizes under “Loans and financing” lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments are recognized as expense in the period on which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.
2.3.1.3.     Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to its short-term leases of offices, software, vehicles and other equipment (contracts that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the low-value assets recognition exemption to leases of office equipment that are considered of low value (below US$5,000). Lease payments of short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.
2.3.2.    Group as lessor
Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.
The Group has cancellable month-to-month lease contracts of Pin Pads & POS to third parties (clients). The leased assets are included in “Property and equipment” in the consolidated statement of financial position and are depreciated over their expected useful lives on a straight-line basis. Income from operating leases (net of any incentives given to the lessee) is recognized on a straight-line basis over the lease term in “Net revenue from subscription services and equipment rental” in the consolidated statement of profit or loss.
2.4.    Prepaid expenses
Prepaid expenses are recognized as an asset in the statement of financial position. These expenditures include, but are not limited to, prepaid software licenses, certain consulting services, insurance premiums and prepaid marketing expenses.
The amount recognized as asset in the statement of financial position is charged to the statement of profit or loss once the prepaid services are consumed by the Group.
As of December 31, 2022, the balance is mainly represented by prepaid media to the Globo group of R$163,065 (R$294,953 as of December 31, 2021). Under the terms of the agreement the amount is available to place media until 2025.
2.5.    Current and non-current classification
The Group presents assets and liabilities in the statement of financial position based on a current / non-current classification.
An asset is current when it is:
•expected to be realized or intended to be sold or consumed in the normal operating cycle;
•held primarily for the purpose of trading;
•expected to be realized within twelve months after the reporting period; or
•cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All other assets are classified as non-current.
A liability is current when it is:
•expected to be settled in the normal operating cycle;
•held primarily for the purpose of trading;
•due to be settled within twelve months after the reporting period; or
•there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
All other liabilities are classified as non-current.
Deferred tax assets and liabilities are classified as non-current assets and liabilities.
2.6.    IAS 29 Financial Reporting in Hyperinflationary Economies
Considering that the inflation accumulated in the past three years in Argentina was higher than 100%, the adoption of the IAS 29 Financial Reporting in Hyperinflationary Economies is mandatory for the subsidiary Napse S.R.L., located in Argentina.
Pursuant to IAS 29, non-monetary assets and liabilities, shareholders’ equity and amounts in the statement of profit or loss of entities that operate in hyperinflationary economies are adjusted by the change in the general purchasing power of the currency, applying a general price index.
The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether they are based on the historical or current cost approach, should be expressed in terms of the current measurement unit at the balance sheet date.
2.7.    New standards and amendments to standards and interpretations adopted
The following amendments and interpretations were applied for the first time in 2022:
•Onerous contracts – costs of fulfilling a contract – amendments to IAS 37: The amendments apply a “directly related cost approach”. The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities.
•IFRS 9 – Financial instruments – fees in the ‘10 per cent’ test for derecognition of financial liabilities: The amendment clarifies the fees that an entity includes when assessing ‘10 per cent’ test and whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability.
•Reference to the conceptual framework – amendments to IFRS 3: The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, with a reference to the Conceptual Framework for Financial Reporting issued in March 2018.
•Proceeds before intended use – amendments to IAS 16: The amendment prohibits entities from deducting from the cost of an item of property, plant and equipment, any proceeds of the sale of items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.
•IAS 41 - Taxation in fair value measurements: The amendment removes the requirement in paragraph 22 of IAS 41 that entities exclude cash flows for taxation when measuring the fair value of assets within the scope of IAS 41.
•First-time adoption of international financial reporting standards: The amendment to IFRS 1 simplifies the application of IFRS 1 by a subsidiary that becomes a first-time adopter after its parent in relation to the measurement of cumulative translation differences.
These amendments mentioned above had no relevant impact on the consolidated financial statements of the Group.
2.8.    New standards and amendments to standards and interpretations not yet adopted
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are presented below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.
2.8.1.    Amendments to IAS 1: classification of liabilities as current or non-current
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:
•What is meant by a right to defer settlement;
•That a right to defer must exist at the end of the reporting period;
•That classification is unaffected by the likelihood that an entity will exercise its deferral right;
•That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Group reviewed the amendment and does not expect to have any impact on the Group’s consolidated financial statements on this apply.
2.8.2.    Amendment to IAS 12 – deferred tax related to assets and liabilities arising from a single transaction
These amendments require companies to recognize deferred tax on transactions that, on initial recognition give rise to equal amounts of taxable and deductible temporary differences.
In May 2021, the Board issued amendments to IAS 12, which narrow the scope of the initial recognition exception under IAS 12, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The Group will apply the amendments for applicable transactions, on or after the beginning of the annual reporting period in which the entity first applies the amendment. The Group does not expect to have any impact on its consolidated financial statements by applying these amendments.
2.8.3.    IFRS 17 – insurance contracts
This standard replaces IFRS 4, which currently permits a wide variety of practices in accounting for insurance contracts. IFRS 17 will fundamentally change the accounting by all entities that issue insurance contracts and investment contracts with discretionary participation features.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The Group is assessing the impact that the amendments will have on current practice and does not expect to have any impact on the Group’s consolidated financial statements on this apply.
2.8.4.    Narrow scope amendments to IAS 1, practice statement 2 and IAS 8
In February 2021, the Board issued amendments to IAS 1, IFRS Practice Statement 2 Making Materiality Judgements (the PS) and to IAS 8. The amendments aim to improve accounting policy disclosures and to help users of the financial statements to distinguish between changes in accounting estimates and changes in accounting policies.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The Group had assessed the amendment and does not expect to have any impact on the Group’s consolidated financial statements on this apply.
2.8.5.    Lease Liability in a Sale and Leaseback Amendments to IFRS 16
In September 2022, the Board issued the amendment to IFRS 16. The amendment clarifies the subsequent measurement of lease liability related to a sale and leaseback transaction, principally for those lease contracts that payments are variable and do not depend on an index or rate.
The amendments are effective for annual reporting periods beginning on or after January 1, 2024. The Group does not expect to have any impact on the Group’s consolidated financial statements on this apply.